Schwab Investments
Schwab Global Real Estate Fund

Portfolio Holdings as of November 30, 2022 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.1% OF NET ASSETS

Australia 4.2%
Abacus Property Group	297,761	560,799
Dexus	631,143	3,465,037
Mirvac Group	1,025,231	1,573,236
National Storage REIT	1,668,210	2,746,190
Vicinity Ltd.	3,032,873	4,222,625
		12,567,887

Belgium 0.9%
Aedifica S.A.	20,441	1,610,807
Warehouses De Pauw CVA	13,156	351,531
Xior Student Housing N.V.	23,865	689,113
		2,651,451

Brazil 0.3%
Direcional Engenharia S.A.	105,921	302,086
Multiplan Empreendimentos Imobiliarios S.A.	165,131	729,659
		1,031,745

Canada 2.4%
Artis Real Estate Investment Trust	89,288	615,322
H&R Real Estate Investment Trust	596,964	5,520,746
Primaris Real Estate Investment Trust	25,400	283,051
RioCan Real Estate Investment Trust	50,700	796,787
		7,215,906

China 3.7%
China Overseas Property Holdings Ltd.	1,610,000	1,794,843
China Resources Land Ltd.	556,000	2,582,573
Kerry Properties Ltd.	1,726,831	3,301,177
Longfor Group Holdings Ltd.	586,083	1,785,669
Sunac China Holdings Ltd. *(a)	408,000	77,568
Yuexiu Property Co., Ltd.	1,390,599	1,764,937
		11,306,767

France 1.1%
ICADE	66,304	2,746,858
Klepierre S.A. *	30,474	706,151
		3,453,009

Germany 1.4%
Aroundtown S.A.	109,613	265,698
Grand City Properties S.A.	102,077	1,022,780
LEG Immobilien SE	6,241	400,443
SECURITY	NUMBER OF SHARES	VALUE ($)
TAG Immobilien AG	196,182	1,183,158
Vonovia SE	59,524	1,478,511
		4,350,590

Hong Kong 3.8%
CK Asset Holdings Ltd.	1,092,296	6,537,932
K Wah International Holdings Ltd.	909,000	286,141
Link REIT	169,024	1,141,723
Sino Land Co., Ltd.	2,723,092	3,405,774
		11,371,570

Indonesia 0.4%
Ciputra Development Tbk PT	11,615,960	748,008
PT Bumi Serpong Damai Tbk *	10,209,900	596,386
		1,344,394

Japan 9.7%
Daiwa House Industry Co., Ltd.	78,100	1,798,566
Goldcrest Co., Ltd.	41,595	535,939
Hulic Co., Ltd.	73,000	616,448
Hulic REIT, Inc.	1,527	1,915,806
Invincible Investment Corp.	4,548	1,581,731
Japan Hotel REIT Investment Corp.	1,494	814,630
Kenedix Retail REIT Corp.	1,496	2,889,538
Mitsubishi Estate Co., Ltd.	220,948	3,119,909
Mitsui Fudosan Co., Ltd.	138,100	2,799,712
Mori Trust Sogo REIT, Inc.	1,873	1,996,764
Nippon Building Fund, Inc.	795	3,708,300
NIPPON REIT Investment Corp.	743	1,979,929
NTT UD REIT Investment Corp.	2,008	2,152,258
Takara Leben Real Estate Investment Corp.	414	312,383
Tokyu REIT, Inc.	1,932	3,030,432
		29,252,345

Mexico 1.3%
Fibra Uno Administracion S.A. de C.V.	3,112,101	3,866,335

New Zealand 0.0%
Kiwi Property Group Ltd.	54,355	32,005

Singapore 3.8%
AIMS APAC REIT	535,300	474,212
CapitaLand Investment Ltd.	814,400	2,211,773
CDL Hospitality Trusts	1,062,200	928,110
City Developments Ltd.	345,000	2,119,543
Lendlease Global Commercial REIT	9,921,413	5,314,881
Mapletree Industrial Trust	190,700	314,186
		11,362,705

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Spain 1.6%
Merlin Properties Socimi S.A.	513,929	4,767,991

Sweden 1.1%
Dios Fastigheter AB	157,352	1,169,605
Nyfosa AB	29,830	215,433
Pandox AB *	59,245	739,538
Wihlborgs Fastigheter AB	170,250	1,344,945
		3,469,521

United Arab Emirates 1.7%
Emaar Development PJSC *	930,182	1,066,557
Emaar Properties PJSC	2,495,308	4,148,721
		5,215,278

United Kingdom 3.8%
Big Yellow Group plc	105,050	1,391,748
Land Securities Group plc	486,824	3,632,383
Safestore Holdings plc	207,255	2,288,149
Segro plc	125,178	1,211,388
The British Land Co., plc	631,450	3,028,065
		11,551,733

United States 56.9%
Alexandria Real Estate Equities, Inc.	16,893	2,628,720
American Assets Trust, Inc.	21,100	618,019
Apple Hospitality REIT, Inc.	201,066	3,430,186
Armada Hoffler Properties, Inc.	58,540	711,261
AvalonBay Communities, Inc.	4,519	790,373
Brixmor Property Group, Inc.	52,109	1,207,887
BRT Apartments Corp.	29,600	610,648
Camden Property Trust	25,499	3,068,295
CareTrust REIT, Inc.	221,284	4,381,423
Community Healthcare Trust, Inc.	10,100	356,126
Crown Castle, Inc.	12,089	1,709,747
CubeSmart	32,480	1,344,347
DiamondRock Hospitality Co.	71,500	672,815
Digital Realty Trust, Inc.	3,331	374,604
EastGroup Properties, Inc.	29,681	4,607,678
EPR Properties	99,904	4,157,005
Equinix, Inc.	19,856	13,713,546
Equity Commonwealth	57,139	1,547,896
Equity Residential	36,626	2,375,562
Essential Properties Realty Trust, Inc.	96,552	2,240,972
Essex Property Trust, Inc.	30,694	6,764,344
Extra Space Storage, Inc.	21,670	3,482,152
Gaming & Leisure Properties, Inc.	109,246	5,747,432
Healthcare Realty Trust, Inc.	105,459	2,165,073
Healthpeak Properties, Inc.	80,575	2,115,899
SECURITY	NUMBER OF SHARES	VALUE ($)
Host Hotels & Resorts, Inc.	225,855	4,277,694
Innovative Industrial Properties, Inc.	6,600	799,986
InvenTrust Properties Corp.	37,153	955,204
Invitation Homes, Inc.	169,871	5,542,891
Kilroy Realty Corp.	16,110	696,274
Kimco Realty Corp.	78,859	1,807,448
Life Storage, Inc.	33,213	3,570,065
Mid-America Apartment Communities, Inc.	53,827	8,874,996
National Retail Properties, Inc.	44,455	2,060,934
National Storage Affiliates Trust	8,657	344,635
Phillips Edison & Co., Inc.	17,400	560,802
Piedmont Office Realty Trust, Inc., Class A	400,224	4,166,332
Postal Realty Trust, Inc., Class A	55,185	854,816
Prologis, Inc.	190,087	22,390,348
Public Storage	23,695	7,060,162
Realty Income Corp.	82,742	5,218,538
Regency Centers Corp.	38,192	2,537,095
Sabra Health Care REIT, Inc.	133,502	1,723,511
SBA Communications Corp.	13,415	4,015,109
Simon Property Group, Inc.	35,708	4,264,964
SITE Centers Corp.	330,525	4,491,835
Spirit Realty Capital, Inc.	33,400	1,383,428
Sun Communities, Inc.	6,047	888,304
Tanger Factory Outlet Centers, Inc.	60,200	1,170,890
Ventas, Inc.	30,165	1,403,577
VICI Properties, Inc.	67,673	2,314,417
Welltower, Inc.	62,925	4,469,563
WP Carey, Inc.	47,666	3,756,081
		172,421,909
Total Common Stocks (Cost $307,941,142)		297,233,141
Total Investments in Securities (Cost $307,941,142)		297,233,141

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/16/22	11	2,244,688	262,461

*	Non-income producing security.
(a)	Fair-valued using significant unobservable inputs (see Notes for additional information).

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

Schwab Global Real Estate Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$184,535,895	$—	$—	$184,535,895
Australia	—	12,567,887	—	12,567,887
Belgium	—	2,651,451	—	2,651,451
China	—	11,229,199	77,568	11,306,767
France	—	3,453,009	—	3,453,009
Germany	—	4,350,590	—	4,350,590
Hong Kong	—	11,371,570	—	11,371,570
Indonesia	—	1,344,394	—	1,344,394
Japan	—	29,252,345	—	29,252,345
New Zealand	—	32,005	—	32,005
Singapore	—	11,362,705	—	11,362,705
Spain	—	4,767,991	—	4,767,991
Sweden	—	3,469,521	—	3,469,521
United Arab Emirates	—	5,215,278	—	5,215,278
United Kingdom	—	11,551,733	—	11,551,733
Futures Contracts[2]	262,461	—	—	262,461
Total	$184,798,356	$112,619,678	$77,568	$297,495,602

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Global Real Estate Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Schwab Global Real Estate Fund
Notes to Portfolio Holdings (Unaudited) (continued)

• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG46025NOV22